Related Party Transactions - Schedule of Related Party Transaction Due From Related Party (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due from Related Parties, Current	$ 17,306	$ 16,736
Luna Pool Agency Limited [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	11,895	8,450
Unigas Pool [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	5,393	8,049
Dan Unity [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	18	109
Naviera Ultranav Limitada [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	$ 0	$ 128